INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Current taxes
Deferred taxes:
Canada
United States					(2,755)
Total deferred tax benefit					(2,755)
Total income tax benefit					$ (2,755)